Note 8 - Financial Income, Net (Tables)	6 Months Ended
Jun. 30, 2016
Notes Tables
Interest Income and Interest Expense Disclosure [Table Text Block]
	6 months 2016	6 months 2015
Interest income	9	3
Interest expense	(27)	(28)
Warrants exercised or forfeited	174	66
Changes in fair value of the warrants	2,734	(1,385)
Total	2,891	(1,344)